INCOME TAX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Deductible temporary differences	$ 20	$ 12
Israel
Income Tax [Line Items]
Corporate tax rate	23.00%
Net operating losses	$ 265
U.S.
Income Tax [Line Items]
Corporate tax rate	21.00%
Net operating losses	$ 77
U.S. | Net operating losses expiring in 2037
Income Tax [Line Items]
Net operating losses	10
U.S. | Net operating losses with no expiration
Income Tax [Line Items]
Net operating losses	$ 67